Consolidated statement of stockholders' equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Treasury stock [Member]	Common stock held in employee benefit & compensation trust [Member]	Total
Stockholders' equity as of December 31, 2017 (Predecessor [Member]) at Dec. 31, 2014	$ 1,528	$ 1,825,880	$ (336,524)	$ (245,751)	$ (239,811)	$ (796)	$ 1,004,526
Balance, shares (Predecessor [Member]) at Dec. 31, 2014	152,821,011
Comprehensive income (loss):
Net income (loss) | Predecessor [Member]				(120,649)			(120,649)
Other comprehensive income:
Unrealized losses on securities, net of tax | Predecessor [Member]			1,262				1,262
Foreign currency translation adjustments | Predecessor [Member]			(27,936)				(27,936)
Total other comprehensive income (loss) | Predecessor [Member]			(26,674)				(26,674)
Brookfield preferred share issuance | Predecessor [Member]		145,205					145,205
Stock-based compensation | Predecessor [Member]		(16,530)			31,826		15,296
Stock-based compensation, shares | Predecessor [Member]	(2,331)
Common stock issued to savings and pension plan trusts | Predecessor [Member]	$ 4	1,874				$ 796	2,674
Common stock issued to savings and pension plan trusts, shares | Predecessor [Member]	423,273
Sale of common stock under stock options | Predecessor [Member]		32					32
Sale of common stock under stock options, shares | Predecessor [Member]	7,450
Stockholders' equity as of June 30, 2018 (Predecessor [Member]) at Aug. 14, 2015	$ 1,532	1,956,461	(363,198)	(366,400)	$ (207,985)		1,020,410
Balance, shares (Predecessor [Member]) at Aug. 14, 2015	153,249,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Brookfield capital contribution	$ 3,022	851,315					854,337
Brookfield capital contribution, shares	302,225,923
Comprehensive income (loss):
Net income (loss)				(33,551)			(33,551)
Other comprehensive income:
Unrealized losses on securities, net of tax			(124)				(124)
Foreign currency translation adjustments			(10,133)				(10,133)
Total other comprehensive income (loss)			(10,257)				(10,257)
Stockholders' equity as of June 30, 2018 at Dec. 31, 2015	$ 3,022	851,315	(10,257)	(33,551)			810,529
Balance, shares at Dec. 31, 2015	302,225,923
Comprehensive income (loss):
Net income (loss)				(235,843)			(235,843)
Other comprehensive income:
Unrealized losses on securities, net of tax			125				125
Foreign currency translation adjustments			2,574				2,574
Total other comprehensive income (loss)			2,699				2,699
Stockholders' equity as of June 30, 2018 at Dec. 31, 2016	$ 3,022	851,315	(7,558)	(269,394)			577,385
Balance, shares at Dec. 31, 2016	302,225,923
Comprehensive income (loss):
Net income (loss)				7,983			7,983
Other comprehensive income:
Unrealized losses on securities, net of tax			4,819				4,819
Foreign currency translation adjustments			23,028				23,028
Total other comprehensive income (loss)			27,847				27,847
Stockholders' equity as of June 30, 2018 at Dec. 31, 2017	$ 3,022	$ 851,315	$ 20,289	$ (261,411)			613,215
Balance, shares at Dec. 31, 2017	302,225,923
Comprehensive income (loss):
Net income (loss)							425,121
Other comprehensive income:
Foreign currency translation adjustments							(13,778)
Stockholders' equity as of June 30, 2018 at Jun. 30, 2018							$ (991,019)